Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note (2) Going Concern

The Company has limited operations. The Company was previously engaged in activities including efforts to develop and market its Battery Brain technology, which efforts ceased during the quarter ended September 30, 2009. On August 30, 2017, the Company formed a subsidiary in Israel under the name of Canna Powder Ltd (“Canna Israel” or the “Subsidiary”) which is 90% owned by the Company and the remaining 10% is owned by Rafi Ezra, co-founder and CTO of Canna Powder Ltd. The Subsidiary commenced efforts to develop the formulation and process to produce medical products using new technology involving nano-powder derived from cannabis oil. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has not yet generated any revenue to cover its operating costs, and as such, has incurred an operating loss since inception. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

Note (2) Going Concern

The Company was incorporated in 1999 in the state of Utah under the name Datigen.com, Inc. On August 25, 2005, the Company changed its state of incorporation from Utah to Nevada by the merger of the Company with and into its wholly-owned subsidiary, Smart Energy Solutions, Inc., a Nevada corporation. As a result of such merger, the Company’s name was changed to Smart Energy Solutions, Inc. in order to better reflect the Company’s business operations at that time, which involved efforts to develop and market its Battery Brain technology, which efforts ceased during the quarter ended September 30, 2009.

On August 30, 2017, the Company formed a subsidiary in Israel under the name of Canna Powder Ltd, which is 90% owned by Canna Powder, Inc. with the remaining 10% held by Rafi Ezra, co-founder and CTO of Canna Powder Ltd, and commenced efforts to develop the formulation and the production process to produce medical products using new technology involving nano-powder derived from cannabis oil.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has not yet generated any revenue to cover its operating costs, and as such, has incurred an operating loss since inception. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

The Company has been raising equity capital to finance its development program in order to establish cannabis powder production facilities utilizing the licensed technology from Yissum under the Licencse Agreement. Pursuant to the Company’s Development Program, we expect to have product formulation and testing completed in 2020, pre-clinical studies commencing in 2021, first human and safety trials in 2022 and efficacy trials in 2023. As a result, unless we are able to expedite the above timetable, of which there can be no assurance, the earliest that we can expect to begin commercial sales will be 2023. In fact, there can be no assurance that the Development Program will be successfully implemented within our expected timeline notwithstanding the Company’s success in its Equity Raise to date, nor can there be assurance that the Company may not require additional capital to fully implement its business plan and complete production of commercially viable products based on its technology which is the subject of the Feasibility Study discussed below under “Planned Research and Development and Current Trends.” Reference is also made to Appendix B-1 attached to the License Agreement filed as an exhibit to our Form 8-K filed with the SEC on May 25, 2018.

If and when we reach the commercial stage, of which there can be no assurance, we intend to establish and operate several production facilities, each located in individual territories selected according to their size and favorable regulation for medical cannabis. The Company believes that with its new facilities it will be able to produce cannabis powders at a significant cost advantage.

Products will be supplied to producers of medical cannabis products. The ability to produce a more effective, consistent product in terms of quality and composition will provide an important advantage when targeting the medical market. The Company has limited operations. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. The Company has not established any source of revenue to cover its operating costs, and as such, has incurred an operating loss since inception. These and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.